Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Allowance for unfunded commitments	$ 2.9	$ 3.0		$ 2.7
Data processing and communication charges	9.5	10.3	7.4
Data processing contract termination and conversion cost expenses	$ 0.8	$ 2.3